INVESTMENTS - Information on investees (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of joint ventures
Assets	R$ 120,737,980	R$ 119,121,483
Liabilities	51,110,660	50,665,636
Equity	69,566,795	68,403,740
Net operating revenue	52,100,151	48,041,162	R$ 44,032,613
Consolidated net income	5,039,977	4,057,902	R$ 6,229,357
Alianca Atlantica Holding B.V. ("Alianca")
Disclosure of joint ventures
Assets	240,018	242,652
Liabilities	1,727	305
Equity	238,291	242,347
Net operating revenue	0	0
Consolidated net income	5,556	912
Companhia AIX de Participaes ("AIX")
Disclosure of joint ventures
Assets	50,097	51,733
Liabilities	30,720	32,548
Equity	19,377	19,185
Net operating revenue	69,083	65,681
Consolidated net income	246	178
Companhia ACT de Participaes ("ACT")
Disclosure of joint ventures
Assets	46	44
Liabilities	4	3
Equity	42	41
Net operating revenue	95	104
Consolidated net income	2	3
VivaE Educao Digital S.A. ("VIVAE")
Disclosure of joint ventures
Assets	18,096	18,842
Liabilities	2,410	1,694
Equity	15,686	17,148
Net operating revenue	73	0
Consolidated net income	(7,697)	(2,852)
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil")
Disclosure of joint ventures
Assets	2,019,278	1,881,965
Liabilities	1,143,749	1,195,384
Equity	875,529	686,581
Net operating revenue	289,097	176,660
Consolidated net income	R$ (39,057)	R$ (94,384)